Note 3 - Debt and Equity Securities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
(3)	Debt and Equity Securities

Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2019 consist of the following:

	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Estimated Market
	Amortized Cost	Gains	Losses	Value
Government-sponsored enterprises (GSEs)	$59,735	48	204	59,579
Mortgage-backed securities	265,648	2,300	635	267,313
Asset-backed securities	27,531	1	303	27,229
Obligations of states and political subdivisions	67,293	559	828	67,024
	$420,207	2,908	1,970	421,145

The Company’s classification of securities at December 31, 2018 was as follows:

	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Estimated Market
	Amortized Cost	Gains	Losses	Value
Government-sponsored enterprises (GSEs)	$71,446	—	2,979	68,467
Mortgage-backed securities	152,375	9	4,874	147,510
Asset-backed securities	22,534	10	844	21,700
Obligations of states and political subdivisions	49,328	22	1,775	47,575
	$295,683	41	10,472	285,252

There were no debt and equity securities classified as held-to-maturity at December 31, 2019 or  December 31, 2018. During the year ended December 31, 2018, the Company sold securities classified as held-to-maturity with a book value of $4,843,000 for a loss of $79,000. Due to the sale, management determined the Company no longer had the intent to hold the remaining securities classified as held-to-maturity to their respective maturity dates and transferred the remaining book value of $22,800,000 to the available-for-sale classification.

Included in mortgage-backed securities are collateralized mortgage obligations totaling $46,994,000 (fair value of $47,442,000) and $11,564,000 (fair value of $11,295,000) at December 31, 2019 and 2018, respectively.

The amortized cost and estimated market value of debt securities at December 31, 2019, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities of mortgage and asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value
Due in one year or less	$472	471
Due after one year through five years	18,332	18,319
Due after five years through ten years	56,626	56,622
Due after ten years	51,598	51,191
	127,028	126,603
Mortgage and asset-backed securities	293,179	294,542
	$420,207	421,145

Results from sales of debt and equity securities are as follows:

	In Thousands
	2019	2018	2017
Gross proceeds	$37,325	39,857	35,555
Gross realized gains	$75	102	76
Gross realized losses	(343)	(752)	(251)
Net realized gains (losses)	$(268)	(650)	(175)

Securities carried on the balance sheet of approximately $256,300,000 (approximate market value of $256,598,000) and $260,562,000 (approximate market value of $251,549,000) were pledged to secure public deposits and for other purposes as required or permitted by law at December 31, 2019 and 2018, respectively.

Included in the securities above are $50,193,000 (approximate market value of $49,903,000) at December 31,2019 in obligations of political subdivisions located within the sates of Tennessee, Idaho, Missouri, and Texas.

Securities that have rates that adjust prior to maturity totaled $48,018,000 (approximate market value of $47,784,000) and $32,864,000 (approximate market value of $32,217,000) at December 31, 2019 and 2018, respectively.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2019 and 2018.

Available-for-sale securities that have been in a continuous unrealized loss position at December 31, 2019 and 2018 are as follows:

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2019	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
GSEs	$16,507	$114	5	$24,658	$90	9	$41,165	$204
Mortgage-backed securities	45,862	182	21	56,917	453	52	102,779	635
Asset-backed securities	17,807	161	10	7,317	142	4	25,124	303
Obligations of states and political subdivisions	30,423	783	26	3,858	45	10	34,281	828
	$110,599	$1,240	62	$92,750	$730	75	$203,349	$1,970

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2018	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
GSEs	$—	$—	—	$68,467	$2,979	28	$68,467	$2,979
Mortgage-backed securities	8,651	64	10	137,457	4,810	94	146,108	4,874
Asset-backed securities	—	—	—	20,597	844	14	20,597	844
Obligations of states and political subdivisions	4,064	26	6	39,841	1,749	94	43,905	1,775
	$12,715	$90	16	$266,362	$10,382	230	$279,077	$10,472

Declines in the fair value of available-for-sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses to the extent the impairment is related to credit losses. The amount of the impairment related to other factors is recognized in other comprehensive income. In estimating other-than-temporary impairment losses, management considers, among other things, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and our ability to retain our investment in the issuer for a period of time sufficient to allow for any anticipated recovery in cost.

As of  December 31, 2019, management does not have the intent to sell any of the securities classified as available-for-sale in the table above and believes that it is more likely than not that we will not have to sell any such securities before a recovery of cost. Any unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. The fair value is expected to recover as the bonds approach their maturity date or repricing date or if market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of credit quality. Accordingly, as of  December 31, 2019, management believes the impairments detailed in the table above are temporary and no impairment loss has been realized in our consolidated statements of earnings.